Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Schedule of share capital

	Number of shares	USD
Authorized
Ordinary shares of USD0.00001 at December 31, 2020, 2021 and 2022	5,000,000,000	50,000

			Equivalent
	Number of shares	USD	to RMB
Issued
Ordinary shares of USD0.00001 at December 31, 2017	900,000,000	9,000	59,838
Newly issued ordinary shares (Note a)	99,999,999	1,000	6,331
Ordinary shares of USD0.00001 at December 31, 2018	999,999,999	10,000	66,169
Newly issued ordinary shares (Note b)	3,720,665	37	257
Newly issued ordinary shares upon initial public offering (Note c)	93,600,000	936	6,549
Ordinary shares of USD0.00001 at December 31, 2019	1,097,320,664	10,973	72,975
Newly issued ordinary shares (Note d)	72,660,000	727	5,033
Surrendered ordinary shares (Note e)	(3)	—	—
Ordinary shares of USD0.00001 at December 31, 2020	1,169,980,661	11,700	78,008
Surrendered ordinary shares (Note f)	(8)	—	—
Ordinary shares of USD0.00001 at December 31, 2021 and 2022	1,169,980,653	11,700	78,008
(a)

The Company completed its Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregate consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares then in issue.

(b)

On March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.

(c)	On December 13, 2019, the Company completed its IPO on the New York Stock Exchange. In the offering, 31,200,000 ADSs, representing 93,600,000 ordinary shares, were newly issued.
(d)

On January 14, 2020, the over-allotment options for the IPO were partially exercised and an addition of 3,520,000 ADSs were newly issued, which represented 10,560,000 ordinary shares. On August 17, 2020, the Company completed its underwritten public offerings of 18,000,000 ADSs issued and 2,700,000 ADSs issued pursuant to the over-allotment options, which totally represented 62,100,000 ordinary shares.

(e)	On December 11, 2020 and December 24, 2020, the Company bought back and cancelled 3 ordinary shares from Round A Investors.
(f)	On April 1, 2021 and April 2, 2021, the Company bought back and cancelled 8 ordinary shares from Round A Investors.